Investment in Receivable Portfolios, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Accretable Yield and an Estimate of Zero Basis Future Cash Flows
The following table summarizes the Company’s accretable yield and an estimate of zero basis future cash flows at the beginning and end of the period presented (in thousands):

	Accretable Yield	Estimate of Zero Basis Cash Flows	Total
Balance at December 31, 2015	$3,047,640	$223,031	$3,270,671
Revenue from receivable portfolios	(892,732)	(138,060)	(1,030,792)
Allowance reversals on receivable portfolios, net	90,997	(6,820)	84,177
Net additions on existing portfolios	441,632	287,116	728,748
Additions for current purchases, net	861,698	—	861,698
Effect of foreign currency translation	(457,230)	236	(456,994)
Balance at December 31, 2016	3,092,005	365,503	3,457,508
Revenue from receivable portfolios	(909,239)	(144,134)	(1,053,373)
Allowance reversals on receivable portfolios, net	(34,294)	(6,942)	(41,236)
Net additions on existing portfolios	365,357	155,160	520,517
Additions for current purchases, net	1,019,856	—	1,019,856
Effect of foreign currency translation	161,385	44	161,429
Balance at December 31, 2017	$3,695,069	$369,632	$4,064,701

Summary of Changes in Balance of the Investment in Receivable Portfolios
The following tables summarize the changes in the balance of the investment in receivable portfolios during the following periods (in thousands, except percentages):

	Year Ended December 31, 2017
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,368,366	$14,443	$—	$2,382,809
Purchases of receivable portfolios	1,057,066	1,169	—	1,058,235
Disposals or transfers to held for sale	(12,695)	(493)	—	(13,188)
Gross collections(1)	(1,613,351)	(3,511)	(150,782)	(1,767,644)
Put-backs and Recalls(2)	(2,577)	—	(294)	(2,871)
Foreign currency adjustments	138,828	(165)	—	138,663
Revenue recognized	909,239	—	144,134	1,053,373
Portfolio allowance reversals, net	34,294	—	6,942	41,236
Balance, end of period	$2,879,170	$11,443	$—	$2,890,613
Revenue as a percentage of collections(3)	56.4%	0.0%	95.6%	59.6%

	Year Ended December 31, 2016
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,436,054	$4,615	$—	$2,440,669
Purchases of receivable portfolios	906,719	—	—	906,719
Transfer of portfolios	(13,076)	13,076	—	—
Gross collections(1)	(1,538,663)	(2,102)	(144,839)	(1,685,604)
Put-backs and Recalls(2)	(27,561)	(1,019)	(33)	(28,613)
Foreign currency adjustments	(196,842)	(127)	(8)	(196,977)
Revenue recognized	892,732	—	138,060	1,030,792
Portfolio (allowance) reversals, net	(90,997)	—	6,820	(84,177)
Balance, end of period	$2,368,366	$14,443	$—	$2,382,809
Revenue as a percentage of collections(3)	58.0%	0.0%	95.3%	61.2%
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(1)	Does not include amounts collected on behalf of others.

(2)
Put-backs represent accounts that are returned to the seller in accordance with the respective purchase agreement (“Put-Backs”). Recalls represent accounts that are recalled by the seller in accordance with the respective purchase agreement (“Recalls”).

(3)	Revenue as a percentage of collections excludes the effects of net portfolio allowances or net portfolio allowance reversals.

	Year Ended December 31, 2015
	Accrual Basis Portfolios	Cost Recovery Portfolios	Zero Basis Portfolios	Total
Balance, beginning of period	$2,131,084	$12,476	$—	$2,143,560
Purchases of receivable portfolios	1,023,722	—	—	1,023,722
Gross collections(1)	(1,587,525)	(5,237)	(107,963)	(1,700,725)
Put-backs and Recalls(2)	(13,009)	(20)	(268)	(13,297)
Foreign currency adjustments	(82,443)	(2,604)	20	(85,027)
Revenue recognized	969,227	—	96,446	1,065,673
Portfolio (allowance) reversals, net	(5,002)	—	11,765	6,763
Balance, end of period	$2,436,054	$4,615	$—	$2,440,669
Revenue as a percentage of collections(3)	61.1%	0.0%	89.3%	62.7%
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(1)	Does not include amounts collected on behalf of others.

(2)
Put-backs represent accounts that are returned to the seller in accordance with the respective purchase agreement (“Put-Backs”). Recalls represent accounts that are recalled by the seller in accordance with the respective purchase agreement (“Recalls”).

(3)	Revenue as a percentage of collections excludes the effects of net portfolio allowances or net portfolio allowance reversals.

Summary of Change in the Valuation Allowance for Investment in Receivable Portfolios
The following table summarizes the change in the valuation allowance for investment in receivable portfolios during the periods presented (in thousands):

Valuation Allowance
Balance at December 31, 2014	$75,673
Provision for portfolio allowances	8,322
Reversal of prior allowances	(15,085)
Allowance charged off to investment in receivable portfolios	(8,322)
Balance at December 31, 2015	60,588
Provision for portfolio allowances	94,011
Reversal of prior allowances	(9,834)
Effect of foreign currency translation	(7,728)
Balance at December 31, 2016	137,037
Provision for portfolio allowances	12,047
Reversal of prior allowances	(53,283)
Effect of foreign currency translation	6,775
Balance at December 31, 2017	$102,576